Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	April 30,	January 31,	Useful life
	2015	2015	(Years)

Trade Names/Trademarks	$57,324	$39,781	Indefinite
Website	49,512	49,512	2

	106,836	89,293
Less: accumulated amortization	(49,512)	(45,137)

	$57,324	$44,156

			Useful life
	2015	2014	(Years)

Trade Names/Trademarks	$39,781	$24,874	Indefinite
Website	49,512	44,512	2

	89,293	69,386
Less: accumulated amortization	(45,137)	(29,509)

	$44,156	$39,877